Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated May 1, 2026, to
PROSPECTUS DATED MARCH 1, 2026
I. CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The references to September 25, 2025 in the second paragraph in the sub‑section entitled “Performance” in the “Investments, Risks and Performance” section of each Fund’s Risk/Return Summary in the Prospectus listed above are changed to September 26, 2025.

Aggressive Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated May 1, 2026, to
PROSPECTUS DATED MARCH 1, 2026
I. CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The references to September 25, 2025 in the second paragraph in the sub‑section entitled “Performance” in the “Investments, Risks and Performance” section of each Fund’s Risk/Return Summary in the Prospectus listed above are changed to September 26, 2025.

Balanced Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated May 1, 2026, to
PROSPECTUS DATED MARCH 1, 2026
I. CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The references to September 25, 2025 in the second paragraph in the sub‑section entitled “Performance” in the “Investments, Risks and Performance” section of each Fund’s Risk/Return Summary in the Prospectus listed above are changed to September 26, 2025.

Moderate Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated May 1, 2026, to
PROSPECTUS DATED MARCH 1, 2026
I. CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The references to September 25, 2025 in the second paragraph in the sub‑section entitled “Performance” in the “Investments, Risks and Performance” section of each Fund’s Risk/Return Summary in the Prospectus listed above are changed to September 26, 2025.

Conservative Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated May 1, 2026, to
PROSPECTUS DATED MARCH 1, 2026
I. CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The references to September 25, 2025 in the second paragraph in the sub‑section entitled “Performance” in the “Investments, Risks and Performance” section of each Fund’s Risk/Return Summary in the Prospectus listed above are changed to September 26, 2025.

Equity Aggressive Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated May 1, 2026, to
PROSPECTUS DATED MARCH 1, 2026
I. CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The references to September 25, 2025 in the second paragraph in the sub‑section entitled “Performance” in the “Investments, Risks and Performance” section of each Fund’s Risk/Return Summary in the Prospectus listed above are changed to September 26, 2025.